Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—6.6%
123,500	[1]	Alphabet, Inc., Class A	$ 13,365,170
308,741		Comcast Corp., Class A	11,173,337
72,338	[1]	Meta Platforms, Inc.	11,786,030
355,282		Verizon Communications, Inc.	14,854,341
		TOTAL	51,178,878
		Consumer Discretionary—6.4%
469,324		General Motors Co.	17,932,870
188,597		KB HOME	5,403,304
57,632		McDonald’s Corp.	14,539,401
37,022		Target Corp.	5,936,107
94,959		TJX Cos., Inc.	5,920,694
		TOTAL	49,732,376
		Consumer Staples—9.7%
182,431		Altria Group, Inc.	8,231,287
72,755		Constellation Brands, Inc., Class A	17,901,368
25,845		Estee Lauder Cos., Inc., Class A	6,574,451
130,488		Kraft Heinz Co./The	4,880,251
33,576		Procter & Gamble Co.	4,631,473
194,981		The Coca-Cola Co.	12,032,278
160,626		WalMart, Inc.	21,290,976
		TOTAL	75,542,084
		Energy—7.6%
92,812		Chevron Corp.	14,669,865
134,885		ConocoPhillips	14,763,163
269,009		Exxon Mobil Corp.	25,714,571
17,074		Pioneer Natural Resources, Inc.	4,323,478
		TOTAL	59,471,077
		Financials—16.4%
477,970		Bank of America Corp.	16,064,572
59,748	[1]	Berkshire Hathaway, Inc., Class B	16,777,238
48,310		Chubb Ltd.	9,133,006
159,846		Citizens Financial Group, Inc.	5,863,151
377,082		Fifth Third Bancorp	12,877,350
66,982		JPMorgan Chase & Co.	7,617,863
36,597		LPL Financial Holdings, Inc.	8,100,014
158,193		Raymond James Financial, Inc.	16,510,604
229,004		The Hartford Financial Services Group, Inc.	14,727,247
469,959		Wells Fargo & Co.	20,541,908
		TOTAL	128,212,953
		Health Care—19.1%
288,137	[1]	Avantor, Inc.	7,177,493
108,967	[1]	Horizon Therapeutics PLC	6,451,936
44,630	[1]	IQVIA Holdings, Inc.	9,491,016
129,409		Johnson & Johnson	20,878,848
50,232		McKesson Corp.	18,435,144
97,941		Medtronic PLC	8,610,973
212,854		Merck & Co., Inc.	18,169,217

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
272,109		Pfizer, Inc.	$ 12,307,490
228,196	[1]	Tenet Healthcare Corp.	12,893,074
44,428		UnitedHealth Group, Inc.	23,072,793
110,259		Zimmer Biomet Holdings, Inc.	11,722,737
		TOTAL	149,210,721
		Industrials—10.0%
280,305		ABB Ltd.	7,728,841
32,270		Curtiss Wright Corp.	4,749,821
67,353		Eaton Corp. PLC	9,203,114
99,510		Honeywell International, Inc.	18,842,218
107,695		Jacobs Solutions, Inc.	13,416,643
118,054		Johnson Controls International PLC	6,391,444
33,124		L3Harris Technologies, Inc.	7,558,566
43,098		Stanley Black & Decker, Inc.	3,796,934
22,582	[1]	United Rentals, Inc.	6,594,847
		TOTAL	78,282,428
		Information Technology—9.5%
77,260		Cisco Systems, Inc.	3,455,067
189,147		Fidelity National Information Services, Inc.	17,282,361
74,689		Global Payments, Inc.	9,278,614
170,302		Microchip Technology, Inc.	11,112,206
38,449		Microsoft Corp.	10,053,260
58,289		Motorola Solutions, Inc.	14,188,126
53,028	[1]	Salesforce, Inc.	8,278,731
		TOTAL	73,648,365
		Materials—2.6%
124,549		Crown Holdings, Inc.	11,282,894
31,626		Linde PLC	8,945,730
		TOTAL	20,228,624
		Real Estate—5.2%
41,599		American Tower Corp.	10,568,226
229,824		Invitation Homes, Inc.	8,338,015
176,207		National Retail Properties, Inc.	7,911,694
54,836		ProLogis, Inc.	6,827,630
565,282		RLJ Lodging Trust	6,817,301
		TOTAL	40,462,866
		Utilities—5.0%
509,117		CenterPoint Energy, Inc.	16,052,459
161,381		Dominion Energy, Inc.	13,200,966
116,715		NextEra Energy, Inc.	9,927,778
		TOTAL	39,181,203
		TOTAL COMMON STOCKS (IDENTIFIED COST $700,906,005)	765,151,575
		INVESTMENT COMPANY—1.8%
14,392,607		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[2] (IDENTIFIED COST $14,384,390)	$14,388,289
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $715,290,395)	779,539,864
		OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	849,798
		TOTAL NET ASSETS—100%	$780,389,662

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2021	$22,719,167
Purchases at Cost	$205,182,529
Proceeds from Sales	$(213,498,795)
Change in Unrealized Appreciation/Depreciation	$4,852
Net Realized Gain/(Loss)	$(19,464)
Value as of 8/31/2022	$14,388,289
Shares Held as of 8/31/2022	14,392,607
Dividend Income	$144,529
Gain Distributions Received	$3,398

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing-services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At August 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.